Derivative Instruments And Hedging Activities (Effect of Derivative Instruments Designated As Cash Flow Hedges And Not Designated As Hedging Instruments) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) In AOCL	$ 97	[1]	$ 73	[2]
Gain (Loss) Reclassified	0	[3]	0	[4]
Gain (Loss) in Earnings	0	[5]	0	[6]
Not Designated as Hedging Instrument [Member] | Forward Currency Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) In AOCL	0	[1]	0	[2]
Gain (Loss) Reclassified	0	[3]	0	[4]
Gain (Loss) in Earnings	$ 0	[5]	$ (18)	[6]

[1]	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2013.
[2]	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2012.
[3]	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2013.
[4]	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2012.
[5]	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2013.
[6]	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2012.